EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[1]
Earnings Per Share [Abstract]
Net loss	$ (6,719)		$ (7,874)		$ (21,910)	[1]	$ (49,934)	[1]	$ (8,711)
Basic
Weighted average subordinate voting shares - basic	53,592	[2]	32,988	[2]	33,940		31,379
Basic earnings (loss) per share	$ (.13)		$ (.24)		$ (0.65)		$ (1.59)
Diluted
Weighted average subordinate voting shares - diluted	53,592	[2]	32,988	[2]	33,940		31,379
Effects of Potential Dilutive Shares
Options	0		0		0		0
Warrants	0		0		0		0
Restricted stock units	0		0		0		0
Diluted weighted average subordinate voting shares	53,592		32,988		33,940		31,379
Diluted earnings (loss) per share	$ (0.13)		$ (.24)		$ (0.65)		$ (1.59)

[1]	Restated
[2]	On an as converted basis.